Intangible assets - Breakdown of exploration rights by type (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets	€ 2,936	€ 3,059	€ 3,170
Exploration rights
Intangible assets
Intangible assets	888	1,031	€ 1,081
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	225	291
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	653	709
Other mineral interests
Intangible assets
Intangible assets	€ 10	€ 31